2. LOANS: Principal balances on non-accrual loans (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Principal balances on non-accrual loans

Loan Class	December 31, 2020	December 31, 2019

Live Check Consumer Loans	$3,964,176	$4,689,601
Premier Consumer Loans	2,069,315	2,587,373
Other Consumer Loans	20,181,097	26,509,178
Real Estate Loans	1,414,443	1,259,471
Sales Finance Contracts	3,576,629	2,301,970
Total	$31,205,660	$37,347,593